Employee Benefit Plans	12 Months Ended
Dec. 31, 2024
Employee Benefit Plans
Employee Benefit Plans

15. Employee Benefit Plans

Majority of full time employees of the Group participate in a PRC government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were RMB267,278, RMB273,507 and RMB 242,968 for the years ended December 31, 2022, 2023 and 2024, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.